DERIVATIVE INSTRUMENTS (Details 5) - Copper [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) oz Tonnes
Derivative instruments [Line Items]
Copper Call Contracts Sold Quantity Outstanding | Tonnes	21,600
Copper Call Contracts Purchased Quantity Outstanding | Tonnes	21,600
Copper Call Contracts Sold Remaining Contractual term	2019 years
Copper Call Contracts Purchased Remaining Contractual term	2019 years
Copper Call Contracts Sold Exercise Price | oz	3.00
Copper Put Contracts Purchased Exercise Price | oz	2.50
Copper Call Contracts Sold Fair Value Assets | $	$ (2.3)	[1]
Copper Put Contracts Purchased Fair Value Liability | $	$ 3.0	[1]

[1]	The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.